Other Operating (Income) Expenses - Summary of Other Operating Expenses (Income) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of Other Operating Expense [abstract]
Gain on lease termination (Note 11)	$ (8.7)	$ 0.0
Foreign exchange (gain) loss on working capital elements	(6.2)	0.6
Loss (gain) on forward exchange contracts	5.9	(0.7)
Net loss (gain) on disposal of property, plant and equipment	1.0	(12.6)
Gain on litigation	0.0	(4.0)
Restructuring costs	0.0	37.3
Other	1.5	3.7
Total	$ (9.5)	$ 24.3